SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies 1	90.00%
Significant Accounting Policies 2	10.00%
Significant Accounting Policies 3	964,500
Significant Accounting Policies 4	566,482
Significant Accounting Policies 5	2,639,000
Significant Accounting Policies 6	2,067,000